Asset Retirement Obligation (Table)	12 Months Ended
Apr. 30, 2023
Asset Retirement Obligation Disclosure [Abstract]
Schedule of Change in Asset Retirement Obligation	The following is a description of the changes to its beginning and ending amount of asset retirement obligation for the years ended April 30, 2021, 2022 and 2023:

	Year ended April 30,
	2021	2022	2023
	JPY	JPY	JPY	US$
	(in thousands)
Beginning balance	¥16,363	¥16,854	¥22,979	$169
Liabilities incurred during the period	—	5,526	—	—
Change in estimate	—	—	10,158	75
Accretion expense	491	599	715	5

Ending balance	¥16,854	¥22,979	¥33,852	$249